Schedule of Investments (unaudited)
July 31, 2024
BlackRock Sustainable U.S. Value Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Automobile Components — 1.6%
Aptiv PLC(a)	1,267	$ 87,917
Automobiles — 1.7%
General Motors Co.	2,126	94,224
Banks — 8.9%
Citigroup, Inc.	2,947	191,201
Citizens Financial Group, Inc.	1,552	66,224
First Citizens BancShares, Inc., Class A	60	125,261
Wells Fargo & Co.	1,919	113,874
		496,560
Beverages — 1.3%
Diageo PLC, ADR	576	71,856
Building Products — 4.4%
Allegion PLC	748	102,334
Johnson Controls International PLC	2,041	146,013
		248,347
Capital Markets — 1.0%
UBS Group AG, Registered Shares	1,917	58,086
Chemicals — 1.4%
International Flavors & Fragrances, Inc.	779	77,495
Communications Equipment — 1.5%
Cisco Systems, Inc.	1,756	85,078
Consumer Finance — 1.0%
Discover Financial Services	392	56,444
Consumer Staples Distribution & Retail — 2.1%
Dollar Tree, Inc.(a)	1,154	120,408
Containers & Packaging — 3.0%
Crown Holdings, Inc.	861	76,371
Sealed Air Corp.	2,358	89,722
		166,093
Electric Utilities — 2.7%
Exelon Corp.	2,355	87,606
PG&E Corp.	3,562	65,007
		152,613
Electrical Equipment — 1.2%
Sensata Technologies Holding PLC	1,791	69,831
Electronic Equipment, Instruments & Components — 2.5%
Avnet, Inc.	1,275	68,544
Keysight Technologies, Inc.(a)	494	68,948
		137,492
Entertainment — 2.1%
Electronic Arts, Inc.	782	118,035
Financial Services — 1.8%
Fidelity National Information Services, Inc.	1,298	99,725
Food Products — 3.2%
Kraft Heinz Co. (The)	3,721	131,017
Lamb Weston Holdings, Inc.	765	45,915
		176,932
Health Care Equipment & Supplies — 2.0%
Baxter International, Inc.	3,128	112,045
Health Care Providers & Services — 9.9%
Cardinal Health, Inc.	1,478	149,027
CVS Health Corp.	2,297	138,578
Elevance Health, Inc.	154	81,933
Security	Shares	Value
Health Care Providers & Services (continued)
Humana, Inc.	222	$ 80,277
Labcorp Holdings, Inc.	474	102,118
		551,933
Household Durables — 2.0%
Sony Group Corp., ADR	1,272	112,686
Insurance — 6.9%
American International Group, Inc.	1,780	141,029
Fidelity National Financial, Inc., Class A	856	47,431
Prudential PLC	7,829	70,652
Willis Towers Watson PLC	445	125,615
		384,727
IT Services — 1.7%
Cognizant Technology Solutions Corp., Class A	1,253	94,827
Leisure Products — 2.0%
Hasbro, Inc.	1,763	113,643
Life Sciences Tools & Services — 2.5%
Fortrea Holdings, Inc.(a)	2,859	78,880
Thermo Fisher Scientific, Inc.	96	58,880
		137,760
Machinery — 2.2%
CNH Industrial NV	5,081	54,113
Westinghouse Air Brake Technologies Corp.	419	67,522
		121,635
Media — 4.2%
Comcast Corp., Class A	3,636	150,058
WPP PLC	8,982	86,641
		236,699
Metals & Mining — 1.0%
Teck Resources Ltd., Class B	1,187	58,187
Multi-Utilities — 2.8%
Public Service Enterprise Group, Inc.	758	60,466
Sempra	1,200	96,072
		156,538
Oil, Gas & Consumable Fuels — 7.6%
Cheniere Energy, Inc.	680	124,195
Kosmos Energy Ltd.(a)	14,163	78,321
Shell PLC	4,351	158,654
Woodside Energy Group Ltd.	3,445	62,475
		423,645
Personal Care Products — 1.5%
Unilever PLC, ADR	1,359	83,443
Pharmaceuticals — 3.0%
Novo Nordisk A/S, ADR	418	55,439
Sanofi SA	1,108	114,227
		169,666
Software — 1.4%
Microsoft Corp.	190	79,487
Specialized REITs — 2.1%
Crown Castle, Inc.	1,072	118,006
Technology Hardware, Storage & Peripherals — 5.9%
HP, Inc.	3,449	124,474

Schedule of Investments (unaudited)  (continued)
July 31, 2024
BlackRock Sustainable U.S. Value Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Samsung Electronics Co. Ltd.	1,955	$ 120,550
Western Digital Corp.(a)	1,271	85,221
		330,245
Total Long-Term Investments — 100.1% (Cost: $5,239,071)		5,602,308
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.21%(b)(c)	16,690	16,690
Total Short-Term Securities — 0.3% (Cost: $16,690)		16,690
Total Investments — 100.4% (Cost: $5,255,761)		5,618,998
Liabilities in Excess of Other Assets — (0.4)%		(24,514)
Net Assets — 100.0%		$ 5,594,484
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ —	$ —(b)	$ —	$ —	$ —	—	$ 8(c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	45,525	—	(28,835)(b)	—	—	16,690	16,690	383	—
				$ —	$ —	$ 16,690		$ 391	$ —
(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)  (continued)
July 31, 2024
BlackRock Sustainable U.S. Value Equity Fund
Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Automobile Components	$ 87,917	$ —	$ —	$ 87,917
Automobiles	94,224	—	—	94,224
Banks	496,560	—	—	496,560
Beverages	71,856	—	—	71,856
Building Products	248,347	—	—	248,347
Capital Markets	—	58,086	—	58,086
Chemicals	77,495	—	—	77,495
Communications Equipment	85,078	—	—	85,078
Consumer Finance	56,444	—	—	56,444
Consumer Staples Distribution & Retail	120,408	—	—	120,408
Containers & Packaging	166,093	—	—	166,093
Electric Utilities	152,613	—	—	152,613
Electrical Equipment	69,831	—	—	69,831
Electronic Equipment, Instruments & Components	137,492	—	—	137,492
Entertainment	118,035	—	—	118,035
Financial Services	99,725	—	—	99,725
Food Products	176,932	—	—	176,932
Health Care Equipment & Supplies	112,045	—	—	112,045
Health Care Providers & Services	551,933	—	—	551,933
Household Durables	112,686	—	—	112,686
Insurance	314,075	70,652	—	384,727
IT Services	94,827	—	—	94,827
Leisure Products	113,643	—	—	113,643
Life Sciences Tools & Services	137,760	—	—	137,760
Machinery	121,635	—	—	121,635
Media	150,058	86,641	—	236,699
Metals & Mining	58,187	—	—	58,187
Multi-Utilities	156,538	—	—	156,538
Oil, Gas & Consumable Fuels	202,516	221,129	—	423,645
Personal Care Products	83,443	—	—	83,443
Pharmaceuticals	55,439	114,227	—	169,666
Software	79,487	—	—	79,487
Specialized REITs	118,006	—	—	118,006
Technology Hardware, Storage & Peripherals	209,695	120,550	—	330,245
Short-Term Securities
Money Market Funds	16,690	—	—	16,690
	$ 4,947,713	$ 671,285	$ —	$ 5,618,998
Portfolio Abbreviation
ADR	American Depositary Receipt
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